FINANCIAL INSTRUMENTS - Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 4,135	$ 6,957
Fair value of financial liabilities	$ (62,794)	$ (72,738)
Net investment hedges | Interest rate caps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	7,774	8,180
Fair value of financial assets	$ 0	$ 2
Net investment hedges | Interest rate caps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.70%	2.30%
Net investment hedges | Interest rate caps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.00%	6.00%
Net investment hedges | Interest rate swaps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	2,877	1,731
Fair value of financial assets	$ (57)
Fair value of financial liabilities		$ (2)
Net investment hedges | Interest rate swaps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.40%	1.60%
Net investment hedges | Interest rate swaps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.70%	2.80%
Net investment hedges | Interest rate caps of £ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	3,096	486
Rates		2.00%
Fair value of financial assets	$ 0	$ 0
Net investment hedges | Interest rate caps of £ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.00%
Net investment hedges | Interest rate caps of £ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.50%
Net investment hedges | Interest rate swaps of £ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	74	67
Rates	1.50%	1.50%
Fair value of financial assets	$ 0	$ 0
Net investment hedges | Interest rate caps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	109	115
Rates	1.30%
Fair value of financial liabilities	$ 0	$ 0
Net investment hedges | Interest rate caps of € EURIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.00%
Net investment hedges | Interest rate caps of € EURIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.30%
Net investment hedges | Interest rate caps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	184	176
Rates	3.00%
Fair value of financial assets	$ 0	$ 0
Net investment hedges | Cross currency swaps of C$ LIBOR Debt
Disclosure of detailed information about financial instruments [line items]
Notional	600	56
Rates	4.00%	3.00%
Fair value of financial liabilities	$ (95)	$ 0
Net investment hedges | Cross currency swaps of C$ LIBOR Debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.30%
Net investment hedges | Cross currency swaps of C$ LIBOR Debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.00%
Net investment hedges | Cross currency swaps of US$ LIBOR Debt
Disclosure of detailed information about financial instruments [line items]
Notional		100
Rates		4.60%
Fair value of financial liabilities		$ (114)
Net investment hedges | Cross currency swaps of US$ LIBOR Debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.00%
Net investment hedges | Cross currency swaps of US$ LIBOR Debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.00%